Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019
Commitments and Contingencies (Textual)
Rental expense incurred for operating leases	$ 1,856,584	$ 1,831,567
Employment agreements, description	The Company has several employment agreements with executives and directors with the latest expiring in 2021. All agreements provide for auto renewal option with varying terms of one year or three years unless terminated by either party.
Bank guarantees	$ 4,462,642		$ 4,679,000
Litigation totaling	635,000
Provision for possible losses	$ 42,000